Beech Hill Total Return Fund
RISK/RETURN
Investment Objective:
The Fund seeks total return from income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Beech Hill Total Return Fund	Beech Hill Total Return Fund Class A Shares	Beech Hill Total Return Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Beech Hill Total Return Fund		Beech Hill Total Return Fund Class A Shares	Beech Hill Total Return Fund Class C Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		3.09%	2.32%
Acquired Fund Fees and Expenses	[1]	0.07%	0.07%
Total Annual Fund Operating Expenses		4.41%	4.39%
Fee Waiver and Reimbursement	[2]	(2.59%)	(1.82%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.82%	2.57%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2013, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.75% and 2.50% of average daily net assets attributable to Class A and Class C, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Beech Hill Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Beech Hill Total Return Fund Class A Shares	577	1,456	2,346	4,615
Beech Hill Total Return Fund Class C Shares	260	1,165	2,081	4,420

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund’s adviser seeks to achieve the Fund's investment objective by investing primarily in:

  equity securities,

  fixed income securities and

  cash equivalents

selected using the adviser's asset allocation strategy. The Fund defines equity securities as common stock and convertible preferred stock of US companies as well as American Depositary Receipts ("ADRs") representing common stock and convertible preferred stock of foreign issuers. ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. The Fund defines fixed income securities as notes, bonds, non-convertible preferred shares and other evidences of indebtedness. The Fund will invest only in US Dollar denominated securities. However, it invests without restriction to issuer capitalization or country. Nonetheless, the adviser anticipates that the Fund's equity investments will be predominantly in securities of large capitalization issuers (those with market capitalizations over $10 billion).

The Fund's fixed income portfolio maintains an average maturity of less than 10 years. However, individual securities are purchased without restriction as to maturity. The Fund also restricts fixed income securities to those rated BB- or higher by Standard and Poor's Ratings Group ("S&P") or equivalently rated by another nationally recognized statistical rating organization (N.R.S.R.O.) or, if unrated, determined by the adviser to be of similar quality. The Fund may also employ leverage including bank borrowing of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).

The Fund seeks income from both dividends paid by equity securities and interest payments from fixed income securities. It seeks capital appreciation from equity and fixed income securities. The adviser will also seek to preserve principal when it believes equity market conditions are unfavorable by increasing allocations to fixed income securities and cash equivalents.

The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes under its asset allocation strategy, the Fund will allocate assets in the following ranges:

Asset Class	Allocation Range
Equity	25% to 90%
Fixed Income	10% to 85%
Cash Equivalents	0% to 40%

The adviser buys and sells securities to meet it asset allocation targets. Additionally, it sells specific securities when a price target is achieved, the investment is no longer considered undervalued, or an issuer's fundamental financial outlook has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

  Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated in the BB category by S&P.

  Emerging Market Risk:  The Fund may be exposed to emerging market economies through its investment in ADRs of issuers from emerging markets. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. ADRs of emerging market issuers also tend to be less liquid.

  Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  Foreign Investment Risk:  Foreign investing, indirectly through ADRs, involves exposure to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Leverage Risk:  Using borrowing to increase the size of the Fund's investment portfolio will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

  Limited History of Operations:  The Fund has a limited history of operation and the adviser has not previously managed a mutual fund.

  Management Risk:  The adviser's reliance on its asset allocation strategy and its judgments about the attractiveness, value and potential appreciation of particular currencies and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities market risks may affect the value of individual securities which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and currency markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.bh-adv.com or by calling 1-877-760-0005.

BTS Bond Asset Allocation Fund
RISK/RETURN
Investment Objective:
The Fund seeks to provide total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 ~~of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 54 of the Fund's Statement of Additional Information.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BTS Bond Asset Allocation Fund	BTS Bond Asset Allocation Fund Class A shares	BTS Bond Asset Allocation Fund Class C shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BTS Bond Asset Allocation Fund		BTS Bond Asset Allocation Fund Class A shares	BTS Bond Asset Allocation Fund Class C shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.30%	0.30%
Acquired Fund Fees and Expenses	[1]	0.37%	0.37%
Total Annual Fund Operating Expenses		1.92%	2.67%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example BTS Bond Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
BTS Bond Asset Allocation Fund Class A shares	685	1,073	1,485	2,631
BTS Bond Asset Allocation Fund Class C shares	270	829	1,415	3,003

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 462% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in bond instruments. The Fund defines bond instruments to include fixed income securities, derivatives based on fixed income securities, other investment companies that invest primarily in fixed income securities ("Underlying Funds") and preferred stocks. This 80% bond investment policy can be changed without shareholder approval, however, shareholders would be given at least 60 days notice prior to any such change.

The Fund's adviser seeks to achieve the Fund's investment objective by investing in a diversified portfolio of bonds without restriction as to maturity, credit quality, type of issuer, country or currency.

  The Fund may invest in bonds issued by the U.S. Government, its agencies and instrumentalities.

  The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk corporate bonds — commonly known as "high yield" or "junk" bonds — with medium to low credit quality ratings. High yield bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"). High yield bonds have a higher expected rate of default than investment grade bonds.

  The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser uses an active trading strategy based on a proprietary technical trend-following model to take advantage of trends and momentum in the bond market. Using this model the adviser expects the Fund to invest aggressively in securities of a particular bond asset category when trends are positive or, conversely, sell securities in that bond asset category when trends are unfavorable.

The adviser's investment approach includes two primary components:

Defensive Capital Preservation. When the adviser believes that interest rates will rise or high yield market credit conditions will deteriorate, investments will be focused in money market instruments and/or defensive positions such as short sales, inverse Underlying Funds or short positions in derivatives.

Aggressive Total Return. When the adviser believes that interest rates will fall or remain steady and/or high yield market credit conditions will improve, investments will be focused in medium-term and long-term U.S. Government securities and/or high yield bond instruments, including derivatives. These investments produce income and have the potential for capital appreciation generated by declining interest rates and/or improving high yield market credit fundamentals.

Although the adviser's investment strategy contemplates investments across multiple bond classes, the Fund may be entirely invested in one bond class. For example, the Fund may be invested entirely in high-yield bonds, or entirely in U.S. Government securities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

  Derivatives Risk. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's performance. Derivatives are also subject to credit risk and liquidity risk.

  Fixed Income Risk.  When the Fund invests in fixed income securities, derivatives on fixed income securities or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

  High-Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Limited History of Operations.  The Fund has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

  Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

  Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

  U.S. Government Securities Risk.  The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Performance:

~~The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btsfunds.com or by calling 1-877-BTS-9820.~~

Return does not reflect sales charge and would be lower if it did.
Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	12/31/11	1.62%
Worst Quarter:	6/30/11	(0.86)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Total Returns BTS Bond Asset Allocation Fund	1 Year	Since Inception	Inception Date
BTS Bond Asset Allocation Fund Class A shares	(4.32%)	(1.10%)	Jan. 04, 2010
BTS Bond Asset Allocation Fund Class A shares After Taxes on Distributions	(5.26%)	(1.89%)
BTS Bond Asset Allocation Fund Class A shares After Taxes on Distributions and Sale of Fund Shares	(2.81%)	(1.38%)
BTS Bond Asset Allocation Fund Class C shares	(0.03%)	0.77%	Jan. 04, 2010
Barclays Aggregate Bond Index	7.84%	7.16%

The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Index return assumes reinvestment of interest. Investors may not invest in the Index directly; unlike the Fund’s returns the Index does not reflect any fees or expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The FX Strategy Fund
RISK/RETURN
Investment Objective:
The Fund seeks income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 ~~of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The FX Strategy Fund	The FX Strategy Fund Class A shares	The FX Strategy Fund Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The FX Strategy Fund		The FX Strategy Fund Class A shares	The FX Strategy Fund Class I shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.54%	1.24%
Acquired Fund Fees and Expenses	[1]	0.11%	0.11%
Total Annual Fund Operating Expenses		1.65%	2.60%
Fee Waiver	[2]	(0.50%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.85%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Management fee payable to the adviser under the Advisory Agreement is 1.00% for both the Class A and Class I shares. However, the adviser has contractually agreed to waive a portion of its management fee (0.50%) and the Fund has agreed to waive all 12b-1 fees for the Class I shares for the period from May 1, 2012 until April 30, 2013.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example The FX Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
The FX Strategy Fund Class A shares	685	1,019	1,376	2,378
The FX Strategy Fund Class I shares	188	737	1,313	2,879

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund’s adviser seeks to achieve the Fund's investment objective primarily through two complementary strategies:

  investing in investment grade income securities and

  investing in foreign currency-linked securities, funds, and/or derivatives.

These two complementary primary strategies are intended to generate returns from interest income on fixed income securities and capital appreciation from currency-linked securities. The Fund defines "investment grade" fixed income securities as those rated Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Ratings Group, or if unrated, determined by the adviser of similar quality. Fixed income securities include bills, notes, bonds, debentures and other evidences of indebtedness issued by domestic or foreign corporations, governments and their agencies or instrumentalities; and exchange-traded funds ("ETFs") and mutual funds that each invest primarily in investment grade fixed income securities. On average, the fixed income portion of the Fund's portfolio will have an average maturity of 5 years or less, although the Fund will invest in individual securities of any maturity. The Fund also will invest in foreign currency-linked securities and/or funds or foreign currency derivatives as a substitute for securities/funds when the adviser believes derivatives will provide higher returns. These currency investments are selected using a proprietary foreign exchange model developed by P/E Investments (the "FX Model").

The FX Model strategy is designed to capture returns related to trends in currency exchange rates by investing primarily in securities of domestic and foreign (i) limited partnerships, (ii) limited liability companies, (iii) currency-linked ETFs, (iv) currency-linked mutual funds and (v) other types of pooled investment vehicles (collectively, "Underlying Funds"), and/or currency forward, futures and swap contracts. Each Underlying Fund invests according to its own manager's currency sub-strategy by investing primarily in one or a combination of foreign currency denominated (i) fixed income securities, (ii) swap contracts, (iii) futures contracts, (iii) forward contracts or (iv) spot contracts. The FX Model strategy uses multiple factors and quantitative techniques to analyze macroeconomic and financial indicators to determine long and short positions in currencies. The adviser expects that by applying the FX Model, which analyzes macroeconomic and financial factors including relative interest and inflation rates, this strategy will identify currency-linked investments that will generate consistent positive absolute returns. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities that it believes will generate income or capital appreciation and sells them when a fair-value price target is achieved or fundamentals have diverged from the adviser's investment thesis. The adviser invests long or short in derivatives as substitutes for securities to achieve capital appreciation and terminates these positions when a fair-value price target is achieved or fundamentals have diverged from the adviser's investment thesis.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and derivatives as well as the Fund's indirect risks through investing in ETFs, mutual funds and Underlying Funds.

  Credit Risk:  Issuers and counterparties will not make payments on securities and other investments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  Currency-related forward, futures and swap contracts involve leverage risk, tracking risk and counterparty default risk.

  EFT and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds may be higher than other mutual funds that invest directly in securities.

  Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  Foreign Currency Risk:  Currency investing and trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Leverage Risk:  Using derivatives to increase the Fund's or an Underlying Fund's combined long and short currency exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

  Limited History of Operations:  The Fund has a limited history of operation.

  Management Risk:  The adviser's reliance on it FX Model strategy and its judgments about the attractiveness, value and potential appreciation of particular currencies and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and currency market risks may affect the value of individual securities which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and currency markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Short Position Risk:  The Fund will incur a loss as a result of a direct or Underlying Fund's short currency position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.

  Underlying Funds Risk:  Underlying Funds, including currency-linked ETFs and currency-linked mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.fxstrategyfund.com or by calling 1-855-397-8728.

Investment Partners Opportunities Fund
RISK/RETURN
Investment Objective:
The Fund's primary investment objective is long-term capital appreciation with income as a secondary objective.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.  More information about these and other discounts is available from your broker or other financial professional and in How to Purchase Shares on page 16 of the Fund’s Prospectus.

Shareholder fees (paid directly from your investment)
Shareholder Fees	Investment Partners Opportunities Fund Investment Partners Opportunities Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investment Partners Opportunities Fund Investment Partners Opportunities Fund Class A
Management Fees		1.50%
Distribution and Service (12b-1) Fees		0.35%
Other Expenses		1.79%
Acquired Fund Fees and Expenses	[1]	0.23%
Total Annual Fund Operating Expenses		3.87%
Fee Waiver and/or Expense Reimbursement	[2]	(0.89%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.98%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until April 30, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.75% of the Fund's Class A shares. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Partners Opportunities Fund Investment Partners Opportunities Fund Class A	859	1,611	2,381	4,383

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period ended December 31, 2011, ~~the Fund’s portfolio turnover rate was 146%.~~

Principal Investment Strategies:

 The Fund’s adviser seeks to achieve the Fund's investment objectives by investing in a combination of (i) equity securities, (ii) fixed-income securities, (iii) other investment companies, (iv) cash equivalents, and (v) writing covered call options using the adviser's proprietary tactical asset allocation and security selection methodology.  The Fund's adviser selects securities from issuers of any market capitalization, credit quality or country.  The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds.  High yield bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  Such securities are considered speculative investments that carry greater risk of default.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Fund defines equity securities as common and preferred stock, income trusts, interests in publicly traded partnerships and real estate investment trusts ("REITs"); and defines other investment companies as open-end funds ("mutual funds"), closed-end funds and exchange traded funds ("ETFs") each of which invest primarily in equities or fixed income securities.  Income trusts are investment trusts that hold assets which are income producing.  The income is passed on to the unit holders.  Each income trust has an operating risk based on its underlying business. Publicly traded partnerships (PTP’s) are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties).  Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships.  Publicly traded partnerships are also called master limited partnerships and public limited partnerships.  REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate.

The Fund's adviser buys securities that it believes are undervalued and writes options on securities that it believes are overvalued.  The adviser will sell these securities and cover (buy back) options when it believes they have reached their target price or more compelling investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

  Covered Call Option Risk.  When the Fund writes call options on its portfolio securities it limits its opportunity to participate in the gains on the securities on which the options are written.  Consequently, the Fund could significantly underperform funds which do not write covered call options.

  Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.  The Fund's investments in junk bonds carry a higher risk of default than higher rated securities.

  Foreign Risk.  When the Fund invests in foreign securities directly or through American Depositary Receipts ("ADRs"), the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector.  Foreign securities typically have less financial disclosure than U.S. securities and may expose the Fund to tax, currency exchange rate and repatriation risks.

  Income Trust Risk.  A trust can reduce or even eliminate distributions which may trigger sharp losses in a unit’s market value.  In an increasing interest rate environment, a trust could suffer both declining yield and substantial loss of unitholder value.  If the value of a trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trust.

  Management Style Risk.  The adviser's judgments about the potential appreciation of a particular security or currency in which the Fund invests or calls it writes may prove to be incorrect.

  Non-Diversification Risk.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Other Investment Company Risk.  Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds.  Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

  Portfolio Turnover Risk.  As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  The adviser's investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

  Publicly Traded Partnership Risk.  If the government were to change the requirements of or recognition of the PTP business structure, yields to unitholders would decline.  During increases in interest rates, PTP returns to shareholders may decrease.

  REIT Risk.  Investments in the real estate industry may be subject to substantial fluctuations and declines due to general and local economic conditions, including overbuilding, increases in property taxes, changes in zoning laws, regulatory limitations on rents and changes in demographics.

  Small-Cap and Mid-Cap Risk.  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

  Stock Market Risk.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Performance:

~~The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.InvestmentPartnersFunds.com or by calling 1-866-390-0440.~~

Return does not reflect sales charge and would be lower if it did.
Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	12/31/11	3.43%
Worst Quarter:	9/30/11	(13.09)%

Performance Table
Average Annual Total Returns (For period ended December 31, 2011)
Average Annual Total Returns Investment Partners Opportunities Fund	1 Year	Since Inception	Inception Date
Investment Partners Opportunities Fund Class A	(15.37%)	(3.35%)	Jan. 15, 2010
Investment Partners Opportunities Fund Class A After Taxes on Distributions	(16.21%)	(4.25%)
Investment Partners Opportunities Fund Class A After Taxes on Distributions and Sale of Fund Shares	(9.63%)	(3.25%)
S&P 500 Total Return Index	2.11%	7.51%

The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and is not subject to advisory fees or trading costs. The returns reflect the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

TransWestern Institutional Short Duration Government Bond Fund
RISK/RETURN
Investment Objective:
The Fund seeks to provide income consistent with liquidity, and limited credit and interest rate risk.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TransWestern Institutional Short Duration Government Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TransWestern Institutional Short Duration Government Bond Fund
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		0.10%
Other Expenses		0.32%
Total Annual Fund Operating Expenses		0.87%
Fee Waiver and Reimbursement	[1]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		0.65%
[1]	The Fund's adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least December 31, 2013, if necessary to ensure that the Total Annual Fund Operating Expenses do not exceed 0.65%. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TransWestern Institutional Short Duration Government Bond Fund	66	256	461	1,052

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund limits its investments and strategy so as to qualify for investment by state and nationally chartered banks, federal savings institutions, and federal credit unions under current applicable federal regulations.

The Fund invests 100% of its assets in liquid, high-quality fixed and variable rate US Government bonds, cash and cash equivalents. Under current federal banking regulations these US Government bonds would receive a risk weighting of 0% to 20% for purposes of calculating risk-based capital requirements. The Fund intends that a bank's investment in the Fund would receive a 20% risk weighting.

The Fund defines US Government bonds as (i) United States Treasury bills, notes, and bonds, (ii) obligations of Government Sponsored Entities ("GSEs") such as the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Bank System ("FHLB") and (iii) mortgage-backed securities ("MBS") and collateralized mortgage obligations ("CMOs") that are issued by and backed by mortgage collateral guaranteed by one or more of the aforementioned GSEs.

The Fund seeks to maintain limited credit risk by restricting its investments to those rated Aaa by Moody's Investors Service ("Moody's") or AAA by Standard and Poor's Rating Group ("S&P"). In no event will the Fund purchase "whole loans," "whole loan CMOs," or non-GSE guaranteed corporate bonds or instruments.

The Fund seeks to maintain limited interest rate risk by typically maintaining average portfolio-level duration within +/-.5 years of the Fund's benchmark. Over the past 10 years ended December 1, 2010, the benchmark index has maintained a duration within a range of 0.49 and 2.47. Duration is a measure of sensitivity of a security's price to changes in interest rates. However, individual securities are purchased without restriction as to maturity or duration. The benchmark is comprised of a 50/50 combination of the Barclays Capital Short Treasury Index (which is composed of United States Treasury securities with a remaining maturity of 1 to 12 months) and the Barclays Capital MBS Index (which is composed of adjustable and fixed-rate MBS issued by GNMA, FNMA and FHLMC).

The Fund's adviser delegates day-to-day execution of the Fund's strategy to a subadviser. The adviser retains the ability to override the subadviser's allocation of assets and its selection of specific securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines. The adviser is responsible for ongoing performance evaluation and monitoring of the subadviser. The subadviser buys securities to meet the Fund's income goal and sells securities to adjust duration or to purchase other securities that the subadviser believes may perform better.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other government agency.

  Credit Risk:  U.S. Government agencies and instrumentalities may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.

  Interest Rate Risk:  The value of fixed income securities decline when interest rates rise.

  Limited History of Operations:  The Fund has a limited history of operation. Additionally, the adviser has not previously managed a mutual fund.

  Liquidity Risk:  Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price that represents current or fair market value.

  Management Risk:  The subadviser's judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the subadviser may also prove incorrect and may not produce the desired results.

  Market Risk:  Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as interest rate levels, economic growth, market conditions, government policy and political events affect the fixed income securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Mortgage-Backed Securities Risk:  Mortgage-backed securities are susceptible to maturity and yield risk because borrowers in pools of securities held by the Fund are able to prepay principal due on these mortgages, particularly during periods of declining interest rates.

  Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Portfolio's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how a Portfolio will perform in the future. Updated performance information will be available at no cost by visiting www.TransWesternFunds.com or by calling 1-855-881-2380.

Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	3rd Quarter 2011	1.42%
Worst Quarter:	1st Quarter 2011	0.18%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Total Returns	1 Year	Since Inception	Inception Date
TransWestern Institutional Short Duration Government Bond Fund	2.90%	2.90%	Jan. 03, 2011
TransWestern Institutional Short Duration Government Bond Fund After Taxes on Distributions	2.35%	2.35%
TransWestern Institutional Short Duration Government Bond Fund After Taxes on Distributions and Sale of Fund Shares	1.98%	1.98%
TransWestern Institutional Short Duration Government Bond Fund Barclays Capital Short Treasury Index (reflects no deduction for fees, expenses or taxes)	0.22%	0.22%
TransWestern Institutional Short Duration Government Bond Fund Barclays Capital Mortgage Backed Securities Index	6.32%	6.32%

          The Barclays Capital Short Treasury Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in  the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

    Barclays Capital Mortgage Backed Securities Index us an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal Natinal Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Retail class shares are not shown and would differ from those of Institutional class shares.